SCHEDULE OF BANK LOANS REPAYMENT (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Debt Disclosure [Abstract]
2024	$ 1,330,474
2025	915,634
2026	2,277,208
2027	430,053
2028	232,273
Total	$ 5,185,642	$ 5,442,467